December 16, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: VANGUARD EXPLORER FUND (“THE TRUST” or “THE FUND”)
FILE NO. 2-27203
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Ladies and Gentlemen:

Enclosed is the 93rd Post-Effective Amendment to the Trust's Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to (1) change the compensation benchmark for Chartwell
Investment Partners, L.P., one of the advisors to the Vanguard Explorer Fund and (2) affect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of February 17, 2012. Prior to the effective date of the Amendment, Vanguard will submit a
Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for the Fund. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2689.

Sincerely,

Nathan M. Will
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.
U.S. Securities and Exchange Commission